1933 Act
                                                                     Rule 497(j)


May 6, 2004                                                            VIA EDGAR
                                                                       ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:    PHL Variable Separate Account MVA1
       PHL Variable Insurance Company
       Registration No. 333-87218 on Form S-1

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information does not materially differ from that contained in the Registrant's most recent registration statement filed electronically on Form S-1 pursuant to Rule 485(b) on April 29, 2004.

If you have any questions concerning this filing, please call the undersigned at
(860) 403-5246.

Very truly yours,



/s/ Matthew A. Swendiman
-----------------------------
Matthew A. Swendiman, Counsel